Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 93.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Vermont Municipal Bond Bank, 5.00%, 12/1/28	$200	$239,490

		$239,490

Education — 2.0%
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/26	$150	$176,985
5.00%, 9/1/27	100	120,373
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/32(1)	465	585,105
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	286,177
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	266,623
Vermont State Colleges, 5.00%, 7/1/24	100	109,038
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	108,021

		$1,652,322

Electric Utilities — 0.6%
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$188,675
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	290,697

		$479,372

Escrowed/Prerefunded — 1.4%
Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	$500	$526,035
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	210,526
Scotts Bluff County School District 0016, NE, (Gering Public Schools):
Prerefunded to 5/30/22, 5.00%, 12/1/25	120	126,233
Prerefunded to 5/30/22, 5.00%, 12/1/26	115	120,973
Prerefunded to 5/30/22, 5.00%, 12/1/27	170	178,830

		$1,162,597

General Obligations — 19.5%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$125	$137,145
Campton Township, IL:
5.00%, 12/15/22	200	215,358
5.00%, 12/15/23	105	117,145
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	750	933,345
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	58,552
Elk Grove Unified School District , CA, 4.00%, 8/1/32	500	623,735
Grand Blanc Community Schools, MI, Prerefunded to 5/1/22, 4.00%, 5/1/27	455	472,117
Illinois:
5.00%, 9/1/27	2,500	3,055,250
5.50%, 5/1/30	1,500	1,944,390

Security	Principal Amount (000’s omitted)	Value
Katy Independent School District, TX, (PSF Guaranteed), 0.357%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(2)	$960	$960,048
Lakeland, FL:
5.00%, 10/1/21	50	51,002
5.00%, 10/1/22	100	106,864
5.00%, 10/1/24	50	57,945
Louisiana, 5.00%, 3/1/32	500	676,320
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	268,488
New Jersey:
4.00%, 6/1/31	500	621,205
5.00%, 6/1/26	1,500	1,821,615
New York, NY, (LOC: TD Bank, N.A.), 0.06%, 9/1/27(3)	500	500,000
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/29	500	658,085
5.00%, 10/1/30	750	1,003,882
West Virginia, 5.00%, 12/1/30	820	1,076,209
Wickliffe School District, OH, 5.00%, 12/1/27	840	1,051,369

		$16,410,069

Hospital — 12.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$1,242,900
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.91%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	500	507,070
Colorado Health Facilities Authority, (Vail Valley Medical Center):
4.00%, 1/15/25	25	28,088
5.00%, 1/15/23	25	27,005
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,261,030
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.46%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	2,000	2,018,560
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.63%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	945	941,229
Michigan Finance Authority, (McLaren Health Care), 0.56%, (SIFMA + 0.50%), 8/9/21 (Put Date), 10/15/38(2)	1,000	1,000,090
New York City Health and Hospitals Corp., NY:
3.00%, 2/15/24	535	574,328
5.00%, 2/15/24	740	835,319
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network):
5.00%, 8/15/25	30	35,565
5.00%, 8/15/26	85	103,673
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/25	375	441,975
5.00%, 6/1/26	300	364,323
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	38,814
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	41,906
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/21	150	154,064
5.00%, 12/1/22	200	214,790

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	$500	$612,850

		$10,443,579

Housing — 6.8%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
0.50%, 1/1/26	$280	$278,132
0.60%, 7/1/26	250	248,690
0.85%, 1/1/28	300	298,218
0.95%, 7/1/28	285	283,908
1.05%, 1/1/29	250	248,745
1.15%, 7/1/29	250	248,448
1.30%, 1/1/30	200	198,548
(SPA: TD Bank, N.A.), 0.06%, 7/1/49(3)	1,500	1,500,000
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	707,637
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	275	275,781
New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	166,313
New York Mortgage Agency:
2.05%, 4/1/28	255	268,913
2.10%, 10/1/28	250	264,318
2.25%, 4/1/30	325	341,591
2.30%, 10/1/30	395	414,051

		$5,743,293

Insured-Education — 0.7%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$595,066

		$595,066

Insured-Escrowed/Prerefunded — 0.3%
Albertville, AL, (BAM), Prerefunded to 6/1/22, 4.00%, 6/1/28	$250	$260,472

		$260,472

Insured-General Obligations — 1.2%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$405	$453,154
Montgomery County Municipal Utility District No. 9, TX:
(BAM), 3.00%, 4/1/26	250	260,765
(BAM), 3.00%, 4/1/27	100	104,066
New Britain, CT:
(BAM), 5.00%, 3/1/25	50	58,139
(BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	114,257
(BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,868
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	50,450

		$1,046,699

Insured-Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$209,450

		$209,450

Insured-Special Tax Revenue — 0.0%(4)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,486

		$11,486

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.7%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/28	$1,000	$1,268,660
(AGM), 5.00%, 1/1/29	1,510	1,896,062

		$3,164,722

Insured-Water and Sewer — 1.8%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$25,912
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.71%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	1,000	1,002,300
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/29	380	464,732

		$1,492,944

Lease Revenue/Certificates of Participation — 5.7%
Aspen Fire Protection District, CO:
4.00%, 12/1/23	$120	$131,009
4.00%, 12/1/25	255	292,373
4.00%, 12/1/26	225	263,434
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	252,698
Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(5)	1,960	1,960,000
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	337,695
Palm Beach County School Board, FL:
5.00%, 8/1/21	125	126,476
5.00%, 8/1/31	1,000	1,176,210
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	259,285

		$4,799,180

Other Revenue — 10.1%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.408%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(2)	$2,000	$2,002,220
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	102,815
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	330	395,983
5.00%, 12/1/28	545	652,338
5.00%, 12/1/29	600	717,270
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,769,490
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.63%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	2,000	2,012,920
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	330,602
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	320,745
West Virginia School Building Authority, Lottery Revenue:
5.00%, 7/1/24	100	114,596
5.00%, 7/1/25	100	118,541

		$8,537,520

Senior Living/Life Care — 4.8%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$1,395,116

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	$60	$66,409
5.00%, 11/15/25	60	67,898
5.00%, 11/15/29	830	923,616
California Statewide Communities Development Authority, (American Baptist Homes of the West):
5.00%, 10/1/21	50	50,871
5.00%, 10/1/23	100	109,769
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	157,999
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	55,077
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/22	70	73,192
4.00%, 11/15/23	75	80,530
4.00%, 11/15/24	115	126,181
4.00%, 11/15/25	125	139,742
4.00%, 11/15/26	120	136,273
4.00%, 11/15/27	120	138,031
4.00%, 11/15/28	105	121,921
4.00%, 11/15/29	140	163,411
4.00%, 11/15/30	190	221,055

		$4,027,091

Special Tax Revenue — 1.3%
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	$100	$108,823
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,000,000

		$1,108,823

Transportation — 17.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
0.51%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$1,000	$1,001,720
0.96%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	500	504,225
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	500	570,405
5.00%, 1/1/27	500	594,415
El Paso, TX, (El Paso International Airport):
5.00%, 8/15/21	625	633,456
5.00%, 8/15/25	660	783,961
Hawaii, Highway Revenue:
5.00%, 1/1/28	500	634,330
5.00%, 1/1/30	250	322,710
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	296,388
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	750	882,990
Metropolitan Transportation Authority, NY, Green Bonds:
5.00%, 11/15/25	2,030	2,433,605
5.00%, 11/15/26	1,000	1,229,910
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/26	1,000	1,228,820
5.00%, 12/1/29	800	1,044,784

Security	Principal Amount (000’s omitted)	Value
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 2/1/24	$1,000	$1,127,120
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	104,048
Triborough Bridge and Tunnel Authority, NY, 0.387%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(2)	1,000	1,000,350

		$14,393,237

Water and Sewer — 3.4%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$63,780
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	572,445
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	387,980
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	589,085
North Penn Water Authority, PA:
0.32%, (SIFMA + 0.26%), 11/1/21(2)	500	499,725
0.52%, (SIFMA + 0.46%), 11/1/23(2)	400	399,976
Western Riverside Water and Wastewater Financing Authority, CA, 4.00%, 9/1/25	300	342,534

		$2,855,525

Total Tax-Exempt Municipal Obligations — 93.3% (identified cost $74,881,025)		$78,632,937

Short-Term Investments — 6.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	5,662,133	$5,662,133

Total Short-Term Investments (identified cost $5,662,133)		$5,662,133

Total Investments — 100.0% (identified cost $80,543,158)		$84,295,070

Other Assets, Less Liabilities — (0.0)%(4)		$(25,217)

Net Assets — 100.0%		$84,269,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	15.1%
Others, representing less than 10% individually	78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 5.5% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2021.

At April 30, 2021, the value of the Fund’s investment in affiliated funds was $5,662,133, which represents 6.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$15,536,959	$16,692,671	$(26,567,497)	$—	$—	$5,662,133	$2,699	5,662,133

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$78,632,937	$—	$78,632,937
Short-Term Investments	—	5,662,133	—	5,662,133
Total Investments	$—	$84,295,070	$—	$84,295,070

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.